Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 58,646	$ 75,234	$ 61,519
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,114	4,101	4,219
Amortization of right-of-use asset	6,672	6,452	6,383
Net gain on sale of other real estate owned	(355)	(122)	(216)
Writedown of other real estate owned	143	68	121
Provision (Credit) for credit losses	1,250	(341)	(5,450)
Deferred tax expense	2,156	4,114	(238)
Net amortization of securities	1,734	2,266	3,955
Stock based compensation expense	103	0	0
Net loss (gain) on sale of bank premises and equipment	101	(315)	0
(Increase) Decrease in taxes receivable	(79)	4,906	(148)
(Increase) Decrease in interest receivable	(2,192)	(2,393)	932
Increase (Decrease) in interest payable	3,010	439	(311)
Increase in other assets	(5,588)	(8,432)	(10,247)
Decrease in operating lease liabilities	(6,996)	(6,829)	(6,652)
Increase (Decrease) in accrued expenses and other liabilities	1,410	(522)	1,498
Total adjustments	5,483	3,392	(6,154)
Net cash provided by operating activities	64,129	78,626	55,365
Cash flows from investing activities:
Proceeds from paydowns and calls of securities available for sale	53,503	68,954	148,609
Purchases of securities available for sale	(19,678)	(203,516)	(139,962)
Proceeds from maturities of securities available for sale	5,008	15,057	9,162
Proceeds from calls and maturities of held to maturity securities	1,199	2,142	3,780
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(406)	(193)	(98)
Net increase in loans	(269,952)	(296,343)	(194,677)
Proceeds from dispositions of other real estate owned	2,399	588	764
Proceeds from dispositions of bank premises and equipment	0	470	6
Purchases of bank premises and equipment	(5,666)	(3,785)	(2,840)
Net cash used in investing activities	(233,593)	(416,626)	(175,256)
Cash flows from financing activities:
Net change in deposits	157,967	(75,319)	230,936
Net change in short-term borrowings	(33,710)	(121,986)	29,931
Proceeds from exercise of stock options and related tax benefits	0	429	260
Cash used to settle fractional shares in the Reverse Stock Split	0	0	(200)
Purchases of treasury stock	0	(7,004)	(2,386)
Dividends paid	(27,388)	(26,991)	(26,279)
Net cash provided by (used in) financing activities	96,869	(230,871)	232,262
Net (decrease) increase in cash and cash equivalents	(72,595)	(568,871)	112,371
Cash and cash equivalents at beginning of period	650,599	1,219,470	1,107,099
Cash and cash equivalents at end of period	578,004	650,599	1,219,470
Cash paid during the year for:
Interest paid	51,351	6,028	7,885
Income taxes paid	19,064	19,459	20,493
Non cash investing and financing activities:
Transfer of loans to real estate owned	320	2,233	490
Change in dividends payable	20	(2)	158
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	11,293	(43,513)	(9,715)
Change in deferred tax effect on unrealized (gain) loss on securities available for sale, net of reclassification adjustment	(2,921)	11,268	2,503
Amortization of net actuarial gain and prior service credit on pension and post retirement plans, gross of deferred taxes	(410)	(1,321)	(269)
Change in deferred tax effect of amortization of net actuarial gain and prior service credit on pension and post retirement plans	107	343	70
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes	7,955	(8,266)	10,297
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ (2,067)	$ 2,148	$ (2,675)